Other administrative expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Administrative Expense [Abstract]
Outsourced services	R$ (4,598,748)	R$ (4,748,308)	R$ (4,871,194)
Communication	(1,541,742)	(1,684,153)	(1,653,055)
Data processing	(2,398,676)	(2,117,085)	(1,612,454)
Advertising and marketing	(1,136,062)	(942,851)	(1,124,659)
Asset maintenance	(1,112,508)	(1,158,840)	(1,060,856)
Financial system	(1,009,209)	(1,033,017)	(1,047,618)
Rental	(1,142,408)	(1,142,166)	(1,027,561)
Security and surveillance	(748,577)	(818,221)	(736,547)
Transport	(749,685)	(782,444)	(719,842)
Water, electricity and gas	(412,789)	(405,515)	(384,069)
Advances to FGC (Deposit Guarantee Association)	(408,335)	(418,670)	(355,540)
Supplies	(216,768)	(263,527)	(321,509)
Travel	(286,731)	(261,911)	(174,772)
Other	(1,111,724)	(1,105,753)	(1,059,887)
Total	R$ (16,873,962)	R$ (16,882,461)	R$ (16,149,563)